Group assets and liabilities by business type - Accrued investment income and other debtors (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Other assets
Property, plant and equipment		$ 478	$ 584
Interest receivable		872	639
Other accrued income		299	410
Total accrued investment income		1,171	1,049
Other debtors comprises:
Amounts due from Reinsurers		226	920
Other sundry debtors		863	1,237
Total other debtors		1,779	2,916
Total accrued investment income and other debtors		2,950	3,965
Analysed as:
Expected to be settled within one year		2,761	3,730
Expected to be settled beyond one year		189	235
Policyholders
Other debtors comprises:
Amounts due from Policyholders and Intermediaries		686	757
Intermediaries
Other debtors comprises:
Amounts due from Policyholders and Intermediaries		$ 4	2
Discontinued US operations
Other debtors comprises:
Total accrued investment income and other debtors			633
Continuing and discontinued operations
Other assets
Property, plant and equipment			893	[1]	$ 1,065
Total accrued investment income	[1]		1,427
Other debtors comprises:
Total other debtors	[1]		3,171
Total accrued investment income and other debtors			$ 4,598

[1]	The 31 December 2020 comparative statement of financial position included discontinued US operations.